Offerings	Jul. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series C Convertible Perpetual Preferred Stock, par value $0.001 per share
Amount Registered | shares	96,267
Maximum Aggregate Offering Price	$ 569,320,967.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,623.23
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR (File No. 333-281084) filed with the Securities and Exchange Commission on July 29, 2024 (the "Registration Statement"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement. Amount Registered represents shares of Series C Convertible Perpetual Preferred Stock ("Series C Preferred Stock") offered by the selling stockholders in this prospectus supplement and includes an indeterminate number of additional shares of Series C Preferred Stock that, pursuant to Rule 416 under the Securities Act, may be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, calculated using the product of the conversion rate of the Series C Preferred Stock, multiplied by $13.75 per share of common stock, which is the average of the high and low prices of the registrant's common stock as reported on the New York Stock Exchange on July 21, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon conversion of the Series C Convertible Perpetual Preferred Stock
Amount Registered | shares	41,405,099
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Amount Registered represents shares of common stock issuable upon conversion of the Series C Preferred Stock being registered under this Registration Statement and includes an indeterminate number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act, may be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. The shares of our common stock issuable upon conversion of the Series C Convertible Perpetual Preferred Stock will be issued for no additional consideration and therefore, no additional registration fee is required pursuant to Rule 457(i) under the Securities Act.